Annual Total Returns - Delaware Value Fund - Class A	Nov. 30, 2020
Bar Chart Table:
2011	8.97%
2012	14.21%
2013	33.01%
2014	13.42%
2015	(0.54%)
2016	14.44%
2017	13.37%
2018	(3.12%)
2019	19.94%
2020	(0.12%)